Supplement to the Prospectuses and Statement of Additional Information

                       Credit Suisse Large Cap Blend Fund

The following information supersedes certain information in the fund's Prospectuses and Statement of Additional Information.

Stephen Kaszynski is responsible for the day-to-day portfolio management of the fund. Jeffrey Rose and William Butler are no longer portfolio managers of the fund.


Dated:  August 4, 2006                                        16-0806
                                                              for
                                                              LCB-PRO-CMN
                                                              LCB-PRO-LOAD
                                                              2006-021